Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Schedule of warrants valuation assumptions of investors' warrants
	December 31,
	2021	2020

Risk-free interest rate (1)	0.19%	0.12%
Expected volatility (2)	60.83-62.46%	68.59-69.23%
Contractual term life (in years) (3)	0.63-0.68	1.63-1.68
Dividend yield (4)	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Schedule of the outstanding warrants
Warrants outstanding to purchase ADSs	Number of shares exercisable	Issuance date	Value in USD (per warrant)	Exercise price in USD (per warrant)	Expiration date

650,000	65,000,000	February 17, 2017	0.2	4.1	5,000,000 on February 12, 2022 and 60,000,000 on August 23, 2022

1,197,500	119,750,000	March 21, 2017	0.77	2.3	September 21, 2022

1,847,500	184,750,000

Schedule of warrant exercises
	Warrants issued February 17, 2017		Warrants issued March 21, 2017
	Number of warrants	Value in USD (per warrant)	Number of warrants	Value in USD (per warrant)

Outstanding at January 1, 2021	1,050,000	0.75	1,400,000	1.32
Exercised	(400,000)	1.14	(202,500)	1.59 - 2.94

Outstanding at December 31, 2021	650,000	0.2	1,197,500	0.77